Related party transactions (Tables)	6 Months Ended
Feb. 28, 2026
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28,	February 28,	February 28,	February 28,
	2026	2025	2026	2025
	$	$	$	$
Expenses

Research and development
Mac Engineering, SASU	—	201,604	—	997,479

Interest expense
Roger Moore	82,618	—	149,248	—

Rent expense
California Electric Boat Company	52,894	49,666	103,625	97,885
Marine Ventures LLC	—	—	143,720	—

Income booked through Contributed Surplus

Management fees
Marine Ventures LLC	—	—	159,269	—

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28,	February 28,	February 28,	February 28,
	2026	2025	2026	2025
	$	$	$	$
Salaries and benefits	453,128	259,128	891,140	514,399
Share-based payments – capital stock	—	24,179	29,588	87,850
Share-based payments – RSUs	17,873	—	30,980	—
Share-based payments – stock options	2,578	4,194	6,570	11,883
	473,579	287,501	958,278	614,132

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Amounts due from related parties included in share subscription receivable
9335-1427 Quebec Inc.	18,326	18,193
Alexandre Mongeon	10,409	10,333
	28,735	28,526

Amounts due to (from) related parties
Alexandre Mongeon	(12,133)	—
Roger Moore	50,000	—
Jesse Coors	25,000	—
	62,867	—

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	23,077	16,946
Raffi Sossoyan	7,663	7,277
Roger Moore*	20,806	19,520
Maxime Poudrier	5,769	—
Daniel Rathe	6,154	6,154
1925 Holiday Holdings LLC	82,251	—
Palm City Marine LLC	21,264	—
NVPB Marina Holdings LLC	24,973	—
NV FL 1440 Holdings LLC	69,937	—
NV FL Holdings LLC	250,354	—
	512,248	49,897

*includes interest payable at February 28, 2026 of $7,344 (August 31, 2025 - $6,058)

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Proceeds receivable from related parties
Non-interest bearing demand note receivable from Marine Ventures LLC	—	3,422,154
Contingent receivable from Marine Ventures LLC	6,556,314	6,967,763
	6,556,314	10,389,917

Purchase consideration payable to related party
Initial Convertible Note due to Roger Moore (note 16)	3,109,769	3,111,810
Subsequent Convertible Note due to Roger Moore (note 16)	754,529	653,262
Real Estate Note due to Roger Moore (note 16)	1,490,010	1,283,434
	5,354,308	5,048,506

Schedule of disaggregated expected settlement machanism

		Discounted
	Number of	receivable
Expected settlement mechanism	properties	$
Sale to third party (cash settlement)	1	4,220,770
Transfer to the Company (non-cash settlement)	3	2,335,544
Total Proceeds receivable from related party	4	6,556,314